SEGMENT INFORMATION - Noncurrent Assets by Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Non-current assets	$ 40,253	$ 38,956
United States of America
Disclosure of geographical areas [line items]
Non-current assets	8,915	8,214
Europe
Disclosure of geographical areas [line items]
Non-current assets	8,505	7,141
Canada
Disclosure of geographical areas [line items]
Non-current assets	6,777	6,610
Australia
Disclosure of geographical areas [line items]
Non-current assets	5,420	5,110
Brazil
Disclosure of geographical areas [line items]
Non-current assets	3,673	4,582
Mexico
Disclosure of geographical areas [line items]
Non-current assets	2,097	2,529
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	1,663	2,182
India
Disclosure of geographical areas [line items]
Non-current assets	1,240	624
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 1,963	$ 1,964